Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Net Loss Per Common Share Basic and Diluted	Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$297,228	$679,265	$899,173	$902,241

Net income attributable to common stock subject to possible redemption	$297,228	$679,265	$899,173	$902,241

Denominator: Weighted average common shares subject to redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	2,999,348	21,968,155	3,325,837	22,652,272

Basic and diluted net income per share, common stock subject to possible redemption	$0.10	$0.03	$0.27	$0.04

Non-Redeemable common stock
Numerator: Net loss minus net earnings – Basic and diluted
Net loss	$(563,540)	$(395,766)	$(3,452,775)	$(1,401,775)
Less: net income attributable to common stock subject to redemption	(297,228)	(679,265)	(899,173)	(902,241)

Net loss attributable to non-redeemable common stock	$(860,768)	$(1,075,031)	$(4,351,948)	$(2,304,016)

Denominator: Weighted average non-redeemable common shares
Weighted average non-redeemable common shares outstanding, basic and diluted	6,540,000	6,540,000	6,540,000	6,540,000

Basic and diluted net loss per share, non-redeemable common stock	$(0.13)	$(0.16)	$(0.67)	$(0.35)

Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$1,143,783	$4,195

Net income attributable to common stock subject to possible redemptions	$1,143,783	$4,195

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	17,954,419	6,296,830

Basic and diluted net income per share, common stock subject to possible redemption	$0.06	$0.00

Non-Redeemable common stock
Numerator: Net loss minus net earnings—Basic and diluted
Net loss	$(2,774,307)	$(1,107,730)

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Less: net income attributable to common stock subject to redemption	(1,143,783)	(4,195)

Net loss attributable to non-redeemable common stock	$(3,918,090)	$(1,111,925)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	8,185,533

Net loss per share, non-redeemable common stock, basic and diluted	$(0.60)	$(0.14)